WBI BullBear Quality 3000 ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Value
Automobiles & Components - 1.2%
Lear Corp.	3,638	$527,073

Capital Goods - 4.2%
Caterpillar, Inc.	3,029	1,109,916
Rockwell Automation, Inc.	2,620	763,285
		1,873,201

Commercial & Professional Services - 1.8%
Verisk Analytics, Inc.	3,298	777,438

Consumer Durables & Apparel - 6.5%
Garmin Ltd.(a)	15,183	2,260,293
Lululemon Athletica, Inc.(b)	1,661	648,870
		2,909,163

Consumer Services - 4.7%
Marriott International, Inc. - Class A	8,238	2,078,530

Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	1,148	841,059

Energy - 2.3%
Marathon Petroleum Corp.	5,073	1,022,210

Financial Services - 8.0%
Ameriprise Financial, Inc.	2,095	918,532
Blackstone, Inc.(a)	6,613	868,750
KKR & Co., Inc.	17,613	1,771,515
		3,558,797

Health Care Equipment & Services - 16.3%
Cencora, Inc.	1,745	424,018
Cigna Group	5,427	1,971,032
HCA Healthcare, Inc.	5,329	1,777,381
Stryker Corp.(a)	4,867	1,741,753
Universal Health Services, Inc. - Class B	7,305	1,332,870
		7,247,054

Insurance - 16.3%
Reinsurance Group of America, Inc.	11,106	2,142,125
RenaissanceRe Holdings Ltd.(a)	3,326	781,710
Unum Group	38,910	2,087,911
W R Berkley Corp.	24,596	2,175,270
		7,187,016

Media & Entertainment - 12.5%
Electronic Arts, Inc.(a)	5,552	736,584
Meta Platforms, Inc. - Class A	4,127	2,003,988
Netflix, Inc.(b)	2,841	1,725,425
Trade Desk, Inc. - Class A(b)	12,262	1,071,944
		5,537,941

Semiconductors & Semiconductor Equipment - 8.2%
Broadcom, Inc.	701	929,112
NXP Semiconductors NV	7,068	1,751,238
QUALCOMM, Inc.	5,542	938,261
		3,618,611

Software & Services - 3.4%
Adobe, Inc.(b)	1,308	660,017
Intuit, Inc.	1,295	841,750
		1,501,767

Technology Hardware & Equipment - 1.7%
Apple, Inc.	4,259	730,333
TOTAL COMMON STOCKS (Cost $36,317,699)		39,410,193

EXCHANGE TRADED FUNDS - 9.8%	Shares	Value
SPDR Bloomberg Short Term High Yield Bond ETF	171,785	4,332,418
TOTAL EXCHANGE TRADED FUNDS (Cost $4,324,997)		4,332,418

SHORT-TERM INVESTMENTS - 10.6%
Investments Purchased with Proceeds from Securities Lending - 10.6%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	4,666,903	4,666,903
TOTAL SHORT-TERM INVESTMENTS (Cost $4,666,903)		4,666,903

TOTAL INVESTMENTS - 109.4% (Cost $45,309,599)		$48,409,514
Money Market Deposit Account - 1.3%(d)		556,841
Liabilities in Excess of Other Assets - (10.7)%		(4,740,836)
TOTAL NET ASSETS - 100.0%		$44,225,519

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (S&P). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $4,575,684 which represented 10.3% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the MMDA) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 3.27%.

WBI BullBear Quality 1000 ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	39,410,193			39,410,193
Exchange Traded Funds	4,332,418			4,332,418
Investments Purchased with Proceeds from Securities Lending(a)		4,666,903		4,666,903
Total Assets	43,742,611	4,666,903		48,409,514

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.